Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005489
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Investor Class
Trading Symbol	TRRKX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Investor Class	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 18,838,206,000
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	4.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$18,838,206
Number of Portfolio Holdings	29

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.2
Domestic Bond Funds	2.4
International Bond Funds	0.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049235
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Advisor Class
Trading Symbol	PARLX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Advisor Class	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 18,838,206,000
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	4.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$18,838,206
Number of Portfolio Holdings	29

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.2
Domestic Bond Funds	2.4
International Bond Funds	0.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049234
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	R Class
Trading Symbol	RRTRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - R Class	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
AssetsNet	$ 18,838,206,000
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	4.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$18,838,206
Number of Portfolio Holdings	29

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.2
Domestic Bond Funds	2.4
International Bond Funds	0.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244820
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	I Class
Trading Symbol	TRIKX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - I Class	$23	0.43%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
AssetsNet	$ 18,838,206,000
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	4.50%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$18,838,206
Number of Portfolio Holdings	29

Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.2
Domestic Bond Funds	2.4
International Bond Funds	0.6
U.S. Treasury Debt	0.1
Short-Term and Other	1.5

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.8
T. Rowe Price Equity Index 500 Fund	10.0
T. Rowe Price U.S. Large-Cap Core Fund	9.7
T. Rowe Price International Value Equity Fund	8.6
T. Rowe Price Overseas Stock Fund	7.8
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price International Stock Fund	6.2
T. Rowe Price Mid-Cap Value Fund	3.1
T. Rowe Price Mid-Cap Growth Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless